Note 11 - Income Taxes (Details) - Income Tax Expense (Benefit) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Current income tax expense (benefit):
Federal											$ (91)	$ (445)	$ 7	$ (394)
State											(30)	54	93	(99)
											(121)	(391)	100	(493)
Deferred income tax expense (benefit):
Federal											120	638	408	(384)
State											58	14	40	(110)
											178	652	448	(494)
	$ (58)	$ 115	$ 160	$ 127	$ 132	$ 129	$ 100	$ 44	$ (1,047)	$ (84)	$ 57	$ 261	$ 548	$ (987)